SHARE BASED COMPENSATION - Restricted stock activity (Details)		12 Months Ended
	Nov. 22, 2018 $ / shares	Dec. 31, 2020 ¥ / shares shares	Dec. 31, 2019 ¥ / shares shares	Dec. 31, 2018 ¥ / shares shares
Grant-date fair value
Fair value (per share) | $ / shares	$ 2.70
Restricted stock [Member]
Shares
Outstanding at beginning of year (in shares) | shares		171,409	273,319
Issued (in shares) | shares		(50,001)	(101,910)
Outstanding at end of year (in shares) | shares		121,408	171,409	273,319
Shares vested but not issued at end of year (in shares) | shares		19,935	19,935
Grant-date fair value
Outstanding at beginning of year | ¥ / shares		¥ 19.16	¥ 19.31
Issued | ¥ / shares		17.62	20.20
Outstanding at end of year | ¥ / shares		18.10	19.16	¥ 19.31
Shares vested but not issued at end of year | ¥ / shares		¥ 20.42	¥ 21.78
Weighted Average Remaining Contractual Term
Outstanding at beginning of year		1 year 6 months 26 days	2 years 6 months 18 days	3 years 4 days
Outstanding at end of year		1 year 6 months 26 days	2 years 6 months 18 days	3 years 4 days